UNITED STATES
    SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST
on behalf of the following series:

BBH Core Select
BBH International Equity Fund
BBH Broad Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,
New York, NY 10005
(Address of principal executive offices)

Corporation Services Company,
2711 Centerville Road, Suite 400,
Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1. SCHEDULES OF INVESTMENTS

BBH CORE SELECT
PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (93.5%)
	BASIC MATERIALS (1.5%)
300,383	Ecolab, Inc.	$ 18,155,148
	Total Basic Materials	18,155,148

	COMMUNICATIONS (9.3%)
2,283,091	Comcast Corp. (Class A)	60,707,390
31,166	Google, Inc. (Class A)1	18,079,708
1,974,676	Liberty Media Corp. - Interactive A1	33,806,453
	Total Communications	112,593,551

	CONSUMER CYCLICAL (7.8%)
782,023	Target Corp.	39,734,589
899,298	Wal-Mart Stores, Inc.	55,180,925
	Total Consumer Cyclical	94,915,514

	CONSUMER NON-CYCLICAL (32.2%)
504,227	Anheuser-Busch InBev NV ADR	30,657,001
946,810	Baxter International, Inc.	52,529,019
823,848	DENTSPLY International, Inc.	31,092,023
589,651	Diageo, Plc. ADR	52,237,182
322,511	Henry Schein, Inc.1	22,862,805
450,611	Johnson & Johnson	29,699,771
979,230	Nestle SA ADR	56,335,102
853,413	Novartis AG ADR	46,391,531
314,667	PepsiCo, Inc.	20,664,182
476,136	Visa, Inc. (Class A)	47,918,327
	Total Consumer Non-Cyclical	390,386,943

	ENERGY (7.8%)
300,027	EOG Resources, Inc.	31,844,866
367,304	Occidental Petroleum Corp.	36,645,920
828,283	Southwestern Energy Co.1	25,792,732
	Total Energy	94,283,518

	FINANCIALS (20.7%)
582	Berkshire Hathaway, Inc. (Class A)1	68,632,350
685,484	Chubb Corp.	46,208,477
1,930,600	Progressive Corp.	39,152,568
2,092,736	US Bancorp	59,057,010
1,304,464	Wells Fargo & Co.	38,103,393
	Total Financials	251,153,798

Shares				Value
		COMMON STOCKS (continued)
		INDUSTRIALS (4.3%)
1,509,751		Waste Management, Inc.		$ 52,478,945
		Total Industrials		52,478,945

		TECHNOLOGY (9.9%)
473,565		Automatic Data Processing, Inc.		25,941,891
1,701,266		Dell, Inc.1		29,312,813
1,231,088		eBay, Inc.1		38,902,381
898,364		Microsoft Corp.		26,528,689
		Total Technology		120,685,774
		TOTAL COMMON STOCKS (Identified cost $1,003,402,327)		1,134,653,191

Principal Amount		Maturity Date	Interest Rate
		REPURCHASE AGREEMENTS (8.6%)
$ 50,000,000	BNP Paribas SA (Agreement dated 01/31/12 collateralized by U.S. Treasury Bond 1.000%, due 08/31/16, value $50,000,000)	02/01/12	0.19%	50,000,000
55,000,000	Deutsche Bank AG (Agreement dated 01/31/12 collateralized by U.S. Treasury Bond 0.375%, due 09/30/12, value $55,964,000)	02/01/12	0.19%	55,000,000
		TOTAL REPURCHASE AGREEMENTS (Identified cost $105,000,000)		105,000,000
TOTAL INVESTMENTS IN SECURITIES (Identified cost $1,108,402,327)2		102.1%		$ 1,239,653,191
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS		(2.1)		(25,586,788)
NET ASSETS		100.0%		$ 1,214,066,403

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $1,108,402,327, the aggregate gross unrealized appreciation is $136,568,405 and the aggregate gross unrealized depreciation is $5,317,541, resulting in net unrealized appreciation of $131,250,864.

Abbreviations:
ADR – American Depositary Receipt.

FAIR VALUE MEASUREMENTS

BBH Core Select (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2012
Basic Materials	$ 18,155,148	$ –	$ –	$ 18,155,148
Communications	112,593,551	–	–	112,593,551
Consumer Cyclical	94,915,514	–	–	94,915,514
Consumer Non-Cyclical	390,386,943	–	–	390,386,943
Energy	94,283,518	–	–	94,283,518
Financials	251,153,798	–	–	251,153,798
Industrials	52,478,945	–	–	52,478,945
Technology	120,685,774	–	–	120,685,774
Repurchase Agreements	–	105,000,000	–	105,000,000
Total	$ 1,134,653,191	$ 105,000,000	$ –	$ 1,239,653,191

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of January 31, 2012, based on the valuation input levels on October 31, 2011.

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

Shares		Value
	COMMON STOCKS (98.2%)
	AUSTRALIA (7.2%)
	BASIC MATERIALS
576,795	Amcor, Ltd.	$4,299,826
	COMMUNICATIONS
1,271,305	Telstra Corp., Ltd.	4,484,617
	CONSUMER NON-CYCLICAL
454,000	Coca-Cola Amatil, Ltd.	5,562,985
60,300	Cochlear, Ltd.	3,793,412
170,700	CSL, Ltd.	5,627,335
		14,983,732
	ENERGY
176,000	Woodside Petroleum, Ltd.	6,367,268
	FINANCIALS
947,628	AMP, Ltd.	4,282,280
272,205	QBE Insurance Group, Ltd.	3,314,916
		7,597,196
	Total Australia	37,732,639

	BELGIUM (1.1%)
	CONSUMER NON-CYCLICAL
147,000	Colruyt SA	5,548,842
	FINANCIALS
112,376	Ageas1	147
	Total Belgium	5,548,989

	BRAZIL (1.2%)
	ENERGY
217,300	Petroleo Brasileiro SA ADR	6,069,189
	Total Brazil	6,069,189

	CHINA (1.6%)
	ENERGY
616,000	China Shenhua Energy Co., Ltd. (H Shares)	2,693,511
2,803,000	CNOOC, Ltd.	5,689,283
	Total China	8,382,794

	DENMARK (1.1%)
	CONSUMER NON-CYCLICAL
47,000	Novo Nordisk AS (B Shares)	5,552,259
	Total Denmark	5,552,259

	FINLAND (0.7%)
	INDUSTRIALS
66,200	Kone OYJ (B Shares)	3,600,148
	Total Finland	3,600,148

	FRANCE (10.6%)
	COMMUNICATIONS
405,318	France Telecom SA	6,080,380
	CONSUMER NON-CYCLICAL
235,285	Carrefour SA	5,365,956
73,800	Cie Generale d'Optique Essilor International SA	5,394,078
83,400	Danone	5,141,692

Shares		Value
	COMMON STOCKS (continued)
	FRANCE (continued)
	CONSUMER NON-CYCLICAL (continued)
50,300	L'Oreal SA	$5,343,586
		21,245,312
	ENERGY
135,616	Total SA	7,159,046
	FINANCIALS
99,939	Societe Generale	2,684,639
	HEALTH CARE
98,702	Sanofi-Aventis SA	7,300,435
	INDUSTRIALS
92,209	Compagnie de Saint-Gobain	4,109,314
45,444	Vallourec SA	3,066,771
83,018	Vinci SA	3,853,285
		11,029,370
	Total France	55,499,182

	GERMANY (4.6%)
	COMMUNICATIONS
493,649	Deutsche Telekom AG	5,544,992
	CONSUMER CYCLICAL
79,000	Adidas AG	5,686,671
	TECHNOLOGY
91,400	SAP AG	5,511,766
	UTILITIES
188,338	RWE AG	7,203,636
	Total Germany	23,947,065

	HONG KONG (3.1%)
	COMMUNICATIONS
533,000	China Mobile, Ltd.	5,441,618
	INDUSTRIALS
55,200	Jardine Matheson Holdings, Ltd.	2,854,236
	UTILITIES
622,000	CLP Holdings, Ltd.	5,089,351
1,316,440	Hong Kong & China Gas Co., Ltd.	3,127,470
		8,216,821
	Total Hong Kong	16,512,675

	IRELAND (0.6%)
	INDUSTRIALS
237,162	Experian, Plc.	3,219,529
	Total Ireland	3,219,529

	ISRAEL (1.2%)
	CONSUMER NON-CYCLICAL
138,400	Teva Pharmaceutical Industries, Ltd. ADR	6,245,992
	Total Israel	6,245,992

	ITALY (1.9%)
	ENERGY
302,963	ENI SpA	6,709,462

Shares		Value
	COMMON STOCKS (continued)
	ITALY (continued)
	FINANCIALS
1,721,342	Intesa Sanpaolo SpA	$3,288,080
	Total Italy	9,997,542

	JAPAN (27.1%)
	BASIC MATERIALS
142,900	Shin-Etsu Chemical Co., Ltd.	7,441,558
	COMMUNICATIONS
32,200	Trend Micro, Inc.	1,025,165
	CONSUMER CYCLICAL
199,300	Denso Corp.	5,942,817
177,100	Honda Motor Co., Ltd.	6,218,271
16,800	Nintendo Co., Ltd.	2,275,719
49,300	Shimamura Co., Ltd.	5,082,501
115,200	Toyota Motor Corp.	4,257,694
		23,777,002
	CONSUMER NON-CYCLICAL
329,700	Chugai Pharmaceutical Co., Ltd.	5,242,176
208,000	Kao Corp.	5,478,627
253,500	Seven & I Holdings Co., Ltd.	7,139,461
		17,860,264
	ENERGY
915	Inpex Corp.	6,222,399
	FINANCIALS
260,900	Aeon Mall Co., Ltd.	5,755,205
69,200	Daito Trust Construction Co., Ltd.	6,521,288
334,000	Mitsubishi Estate Co., Ltd.	5,347,405
406,600	Tokio Marine Holdings, Inc.	10,213,792
		27,837,690
	HEALTH CARE
168,900	Astellas Pharma, Inc.	6,919,510
144,800	Takeda Pharmaceutical Co., Ltd.	6,289,262
		13,208,772
	INDUSTRIALS
174,600	Daikin Industries, Ltd.	5,057,642
41,700	Fanuc, Ltd.	7,040,675
334,500	Hoya Corp.	7,105,354
24,205	Keyence Corp.	6,039,015
231,500	Komatsu, Ltd.	6,492,481
		31,735,167
	TECHNOLOGY
302,200	Canon, Inc.	13,070,762
	Total Japan	142,178,779

	NETHERLANDS (3.9%)
	COMMUNICATIONS
329,176	Reed Elsevier NV	3,911,447
	CONSUMER NON-CYCLICAL
452,252	Koninklijke Ahold NV	5,983,609

Shares		Value
	COMMON STOCKS (continued)
	NETHERLANDS (continued)
	ENERGY
200,287	Royal Dutch Shell, Plc. (A Shares)	$7,102,698
	FINANCIALS
395,506	ING Groep NV1	3,592,960
	Total Netherlands	20,590,714

	SINGAPORE (2.6%)
	COMMUNICATIONS
1,468,000	Singapore Telecommunications, Ltd.	3,616,978
	FINANCIALS
577,822	DBS Group Holdings, Ltd.	6,205,084
268,720	United Overseas Bank, Ltd.	3,708,342
		9,913,426
	Total Singapore	13,530,404

	SPAIN (4.0%)
	COMMUNICATIONS
398,963	Telefonica SA	6,956,343
	CONSUMER CYCLICAL
70,700	Inditex SA	6,161,143
	CONSUMER NON-CYCLICAL
166,952	Distribuidora Internacional de Alimentacion SA1	769,949
	FINANCIALS
277,093	Banco Santander SA	2,155,966
	UTILITIES
867,313	Iberdrola SA	5,110,750
	Total Spain	21,154,151

	SWEDEN (1.1%)
	CONSUMER CYCLICAL
173,400	Hennes & Mauritz AB (B Shares)	5,669,263
	Total Sweden	5,669,263

	SWITZERLAND (6.1%)
	CONSUMER NON-CYCLICAL
95,500	Nestle SA	5,466,749
4,481	SGS SA	8,035,210
		13,501,959
	FINANCIALS
25,758	Zurich Financial Services AG1	6,184,447
	HEALTH CARE
222,700	Novartis AG	12,061,095
	Total Switzerland	31,747,501

	TAIWAN (1.7%)
	TECHNOLOGY
1,741,000	Taiwan Semiconductor Manufacturing Co., Ltd.	4,611,691
309,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,353,536
	Total Taiwan	8,965,227

Shares		Value
	COMMON STOCKS (continued)
	UNITED KINGDOM (16.8%)
	COMMUNICATIONS
2,050,894	Vodafone Group, Plc.	$5,540,535
	CONSUMER CYCLICAL
533,832	Compass Group, Plc.	4,957,044
	CONSUMER NON-CYCLICAL
105,200	Reckitt Benckiser Group, Plc.	5,599,406
535,400	Smith & Nephew, Plc.	5,197,687
2,324,000	Tesco, Plc.	11,714,406
219,998	Unilever, Plc.	7,101,725
1,028,000	WM Morrison Supermarkets, Plc.	4,633,626
		34,246,850
	ENERGY
474,556	BG Group, Plc.	10,665,461
863,183	BP, Plc.	6,567,439
378,534	Cairn Energy, Plc.1	1,682,620
		18,915,520
	FINANCIALS
688,000	HSBC Holdings, Plc.	5,749,002
253,000	Standard Chartered, Plc.	6,130,455
		11,879,457
	HEALTH CARE
299,872	GlaxoSmithKline, Plc.	6,658,928
	UTILITIES
1,277,000	Centrica, Plc.	5,913,472
	Total United Kingdom	88,111,806
	TOTAL COMMON STOCKS (Identified cost $439,407,274)	514,255,848

TOTAL INVESTMENTS IN SECURITIES (Identified cost $439,407,274)2	98.2%	$514,255,848
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	1.8	9,536,374
NET ASSETS	100.0%	$523,792,222

_____________

1	Non-income producing security.
2
The aggregate cost for federal income tax purposes is $439,407,274, the aggregate gross unrealized appreciation is $126,893,476 and the aggregate gross unrealized depreciation is $52,044,902, resulting in net unrealized appreciation of $74,848,574.

Abbreviations:
ADR – American Depositary Receipt.

A. FAIR VALUE MEASUREMENTS
BBH International Equity Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including (such a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

—Level 1 – (unadjusted) quoted prices in active markets for identical investments.

—Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

—Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2012
Australia	$ –	$ 37,732,639	$ –	$ 37,732,639
Belgium	–	5,548,989	–	5,548,989
Brazil	6,069,189	–	–	6,069,189
China	–	8,382,794	–	8,382,794
Denmark	–	5,552,259	–	5,552,259
Finland	–	3,600,148	–	3,600,148
France	–	55,499,182	–	55,499,182
Germany	–	23,947,065	–	23,947,065
Hong Kong	–	16,512,675	–	16,512,675
Ireland	–	3,219,529	–	3,219,529
Israel	6,245,992	–	–	6,245,992
Italy	–	9,997,542	–	9,997,542
Japan	–	142,178,779	–	142,178,779
Netherlands	–	20,590,714	–	20,590,714
Singapore	–	13,530,404	–	13,530,404
Spain	–	21,154,151	–	21,154,151
Sweden	–	5,669,263	–	5,669,263
Switzerland	–	31,747,501	–	31,747,501
Taiwan	4,353,536	4,611,691	–	8,965,227
United Kingdom	–	88,111,806	–	88,111,806
Total Investments, at value	$ 16,668,717	$ 497,587,131	$ –	$ 514,255,848

Other Financial Instruments, at value
Forward Foreign Currency Exchange Contracts	–	54,152	–	54,152
Other Financial Instruments, at value	$ –	$ 54,152	$ –	$ 54,152

* The Fund's policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no  transfers between Levels 1, 2 or 3 as of January 31, 2012, based on the valuation input Levels on October 31, 2011.

B. FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Exchange Contracts - As of January 31, 2012, the Fund held the following open forward foreign currency exchange contracts:

Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Gain/(Loss)
Contracts to Sell:
Australian Dollar	10,845,500	BBH	$54,152	April 27, 2012	$54,152
Net Unrealized Gain on Open Forward Foreign Currency Exchange Contracts					$54,152

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

BBH BROAD MARKET FUND
PORTFOLIO OF INVESTMENTS
January 31, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (32.4%)
$ 35,000,000	Ally Master Owner Trust 2010-21	04/15/17	4.250%	$ 37,852,633
2,750,000	American Express Credit Account Master Trust 2008-42	11/15/16	1.685	2,830,170
2,750,000	American Express Credit Account Master Trust 2008-92	04/15/16	1.885	2,819,484
3,203,104	AmeriCredit Automobile Receivables Trust 2009-1	10/15/13	3.040	3,221,482
2,389,814	AmeriCredit Automobile Receivables Trust 2010-1	03/17/14	1.660	2,394,295
13,525,000	AmeriCredit Automobile Receivables Trust 2010-3	04/08/15	1.140	13,522,168
9,635,000	AmeriCredit Automobile Receivables Trust 2011-3	01/08/16	1.170	9,656,274
6,700,000	AmeriCredit Automobile Receivables Trust 2011-4	05/09/16	1.170	6,702,171
1,836,429	Americredit Prime Automobile Receivables Trust 2009-1	01/15/14	2.210	1,842,420
13,350,000	Avis Budget Rental Car Funding AESOP LLC 2009-2A1	02/20/14	5.680	13,811,993
3,000,000	Avis Budget Rental Car Funding AESOP LLC 2010-3A1	05/20/16	4.640	3,241,070
25,300,000	Avis Budget Rental Car Funding AESOP LLC 2010-5A1	03/20/17	3.150	25,818,733
20,500,000	BA Credit Card Trust 2007-A8	11/17/14	5.590	20,890,218
16,000,000	Bank of America Auto Trust 2009-2A1	10/15/16	3.030	16,263,749
3,397,661	Bank of America Auto Trust 2009-3A1	12/15/13	1.670	3,405,432
13,380,000	BMW Vehicle Owner Trust 2011-A	08/25/15	0.760	13,413,181
26,300,000	Cabela's Master Credit Card Trust 2010-1A1,2	01/16/18	1.735	27,110,008
15,175,000	Cabela's Master Credit Card Trust 2010-2A1,2	09/17/18	0.985	15,341,990
3,725,000	Capital One Multi-Asset Execution Trust 2005-A7	06/15/15	4.700	3,808,330
18,220,000	CarMax Auto Owner Trust 2011-2	12/15/15	0.910	18,263,291
6,800,000	Chase Issuance Trust 2008-A102	08/17/15	1.035	6,868,982
19,430,000	Chesapeake Funding LLC 2011-2A1,2	04/07/24	1.545	19,431,679
5,232,220	Chrysler Financial Auto Securitization Trust 2009-A	01/15/16	2.820	5,265,658
13,021,590	CitiFinancial Auto Issuance Trust 2009-11	10/15/13	2.590	13,102,670
20,000,000	CitiFinancial Auto Issuance Trust 2009-11	08/15/16	3.150	20,407,480
9,403,907	CNH Equipment Trust 2009-B	10/15/14	5.170	9,604,643
2,247,233	CNH Equipment Trust 2010-B	11/17/14	1.030	2,250,455
18,500,000	CNH Wholesale Master Note Trust 2011-1A1,2	12/15/15	1.085	18,517,042
13,800,000	DSC Floorplan Master Owner Trust 2011-11	03/15/16	3.910	14,028,080
17,395,000	Enterprise Fleet Financing LLC 2011-21	10/20/16	1.430	17,399,098
14,720,000	Enterprise Fleet Financing LLC 2011-31	05/20/17	1.620	14,750,700
6,939,395	Ford Credit Auto Owner Trust 2009-E	01/15/14	1.510	6,965,430
7,450,000	Ford Credit Floorplan Master Owner Trust 2010-11,2	12/15/14	1.935	7,523,033
1,500,000	Ford Credit Floorplan Master Owner Trust 2010-31,2	02/15/17	1.985	1,548,005
30,250,000	Ford Credit Floorplan Master Owner Trust 2010-31	02/15/17	4.200	32,717,157

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$ 33,000,000	GE Capital Credit Card Master Note Trust 2009-2	07/15/15	3.690%	$ 33,474,296
1,500,000	GE Capital Credit Card Master Note Trust 2010-3	06/15/16	2.210	1,533,368
3,940,000	GE Dealer Floorplan Master Note Trust 2011-1A2	07/20/16	0.881	3,940,046
9,450,000	Hertz Vehicle Financing LLC 2010-1A1	02/25/17	3.740	10,008,562
32,660,000	Hertz Vehicle Financing LLC 2011-1A1	03/25/18	3.290	33,230,812
2,340,772	Honda Auto Receivables Owner Trust 2009-3	05/15/13	2.310	2,349,754
15,620,000	Huntington Auto Trust 2011-1A1	11/15/16	1.310	15,638,015
2,123,922	Hyundai Auto Receivables Trust 2009-A	08/15/13	2.030	2,132,012
74,588	John Deere Owner Trust 2009-A	10/15/13	2.590	74,648
5,418,455	Leaf II Receivables Funding LLC 2010-31	06/20/16	3.450	5,405,451
11,464,843	Leaf II Receivables Funding LLC 2011-11	12/20/18	1.700	11,255,036
5,720,360	Mercedes-Benz Auto Receivables Trust 2009-1	01/15/14	1.670	5,751,807
5,861,311	MMAF Equipment Finance LLC 2009-AA1	11/15/13	2.370	5,885,535
11,500,000	MMAF Equipment Finance LLC 2009-AA1	01/15/30	3.510	11,955,676
42,460	Nissan Auto Receivables Owner Trust 2009-A	02/15/13	3.200	42,505
40,000,000	Nissan Master Owner Trust Receivables 2010-AA1,2	01/15/15	1.435	40,272,644
17,300,000	Nordstrom Private Label Credit Card Master Note Trust 2011-1A1	11/15/19	2.280	17,677,706
20,500,000	Penarth Master Issuer, Plc. 2011-1A1,2	05/18/15	0.932	20,486,880
5,250,000	Santander Drive Auto Receivables Trust 2010-1	11/17/14	1.840	5,289,672
11,750,000	Santander Drive Auto Receivables Trust 2010-1	05/15/17	2.430	11,957,480
7,320,000	Santander Drive Auto Receivables Trust 2011-2	02/16/15	1.290	7,326,510
13,460,000	Santander Drive Auto Receivables Trust 2011-3	04/15/15	1.230	13,465,396
14,640,000	SMART Trust 2011-1USA1	11/14/16	2.520	14,947,261
3,010,000	SMART Trust 2011-2USA1	03/14/15	1.540	3,020,334
8,880,000	SMART Trust 2011-4USA1,2	08/14/17	1.640	8,880,000
16,120,000	Turquoise Card Backed Securities, Plc. 2011-1A1,2	09/15/16	1.035	16,120,000
10,440,000	Utah State Board of Regents2	05/01/29	1.283	10,160,208
4,288,455	Volkswagen Auto Loan Enhanced Trust 2010-1	01/20/14	1.310	4,298,852
10,100,000	Volkswagen Auto Loan Enhanced Trust 2012-1	07/20/18	1.150	10,141,092
18,350,000	Volkswagen Credit Auto Master Trust 2011-1A1,2	09/20/16	0.961	18,351,626
917,657	Westlake Automobile Receivables Trust 2010-1A1	12/17/12	1.750	917,679
4,957,852	Westlake Automobile Receivables Trust 2011-1A1	07/15/13	1.080	4,956,780
3,875,000	Westlake Automobile Receivables Trust 2011-1A1	06/16/14	1.490	3,878,056

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
4,263,647	World Omni Auto Receivables Trust 2010-A	12/16/13	1.340%	$ 4,271,412
	Total Asset Backed Securities
	(Identified cost $781,601,921)			791,686,315

	COLLATERALIZED MORTGAGE BACKED SECURITIES (0.7%)
9,150,000	American Tower Trust 2007-1A1	04/15/37	5.420	9,721,317
5,780,000	JP Morgan Chase Commercial Mortgage Securities Corp. 2011-PLSD1	11/13/44	3.364	5,917,344
	Total Collateralized Mortgage Backed Securities
	(Identified cost $15,462,263)			15,638,661

	CORPORATE BONDS (47.9%)
	AEROSPACE/DEFENSE (0.4%)
10,790,000	Raytheon Co.	12/15/14	1.400	10,942,603

	AGRICULTURE (1.6%)
36,155,000	Reynolds American, Inc.	06/01/13	7.250	38,643,802

	AUTO MANUFACTURERS (1.5%)
36,705,000	Daimler Finance North America LLC1	01/09/15	2.300	36,956,392

	BANKS (11.0%)
17,500,000	BB&T Corp.	09/25/13	3.375	18,147,167
19,000,000	Citigroup, Inc.	08/19/13	6.500	20,150,355
16,485,000	Comerica Bank	11/21/16	5.750	18,386,660
19,890,000	Fifth Third Bancorp	05/01/13	6.250	20,982,637
1,606,947	FNBC 1993-A Pass Through Trust	01/05/18	8.080	1,815,834
10,000,000	Goldman Sachs Group, Inc.	11/01/12	5.450	10,300,390
31,190,000	Goldman Sachs Group, Inc.	05/01/14	6.000	33,543,379
33,000,000	JPMorgan Chase & Co.	06/01/14	4.650	35,400,816
17,000,000	KeyBank N.A.	08/15/12	5.700	17,413,712
26,675,000	KeyCorp	08/13/15	3.750	28,026,409
12,955,000	Royal Bank of Scotland, Plc.	01/11/14	3.250	12,842,136
12,955,000	Royal Bank of Scotland, Plc.	03/16/16	4.375	13,127,004
37,340,000	Wachovia Corp.	05/01/13	5.500	39,427,157
				269,563,656
	BEVERAGES (1.5%)
20,850,000	Anheuser-Busch InBev Worldwide, Inc.	03/26/13	2.500	21,230,012
15,000,000	SABMiller Holdings, Inc.1	01/15/15	1.850	15,043,770
				36,273,782
	BIOTECHNOLOGY (0.2%)
4,155,000	Gilead Sciences, Inc.	12/01/14	2.400	4,299,316

	DIVERSIFIED FINANCIAL SERVICES (3.4%)
5,599,789	5400 Westheimer Court Depositor Corp.1	04/11/16	7.500	6,092,051
35,124,000	American Express Credit Corp.	08/20/13	7.300	38,239,709
6,465,000	Bear Stearns Cos. LLC	02/01/12	5.350	6,465,000

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$ 10,000,000	Merrill Lynch & Co., Inc.	08/15/12	6.050%	$ 10,198,210
21,000,000	Merrill Lynch & Co., Inc.	01/15/15	5.000	21,579,621
				82,574,591
	ELECTRIC (0.6%)
13,000,000	PG&E Corp.	04/01/14	5.750	14,150,188

	ENVIRONMENTAL CONTROL (0.6%)
15,180,000	Allied Waste North America, Inc.	06/01/17	6.875	15,995,925

	FOOD (0.4%)
9,200,000	Kroger Co.	06/15/12	6.200	9,384,865

	FOREST PRODUCT & PAPER (1.0%)
21,800,000	International Paper Co.	04/01/15	5.300	23,698,170

	GAS (0.7%)
7,000,000	Sempra Energy	02/01/13	6.000	7,308,413
8,830,000	Sempra Energy	11/15/13	8.900	9,930,174
				17,238,587
	HEALTHCARE-PRODUCTS (0.5%)
13,365,000	DENTSPLY International, Inc.2	08/15/13	1.957	13,458,141

	HEALTHCARE-SERVICES (1.4%)
5,000,000	UnitedHealth Group, Inc.	11/15/12	5.500	5,183,165
6,750,000	UnitedHealth Group, Inc.	04/01/13	4.875	7,035,606
20,484,000	WellPoint, Inc.	08/01/12	6.800	21,113,781
				33,332,552
	INSURANCE (3.3%)
25,097,000	ACE INA Holdings, Inc.	06/15/14	5.875	27,610,464
6,465,000	ACE INA Holdings, Inc.	05/15/15	5.600	7,318,070
4,130,000	Everest Reinsurance Holdings, Inc.	10/15/14	5.400	4,363,250
19,000,000	Marsh & McLennan Cos., Inc.	03/15/12	6.250	19,108,509
10,840,000	MetLife, Inc.	12/15/12	5.375	11,288,169
10,000,000	MetLife, Inc.	02/06/14	2.375	10,280,990
				79,969,452
	IRON/STEEL (1.4%)
33,410,000	ArcelorMittal	06/01/13	5.375	34,558,201

	MEDIA (3.2%)
20,000,000	Comcast Cable Communications Holdings, Inc.	03/15/13	8.375	21,680,800
15,510,000	News America, Inc.	02/01/13	9.250	16,664,378
38,102,000	Time Warner Cable, Inc.	07/02/12	5.400	38,850,362
				77,195,540
	MINING (1.5%)
20,575,000	Anglo American Capital, Plc.1	04/08/14	9.375	23,501,115
11,960,000	Rio Tinto Finance USA, Ltd.	05/20/16	2.500	12,450,216
				35,951,331

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	OFFICE/BUSINESS EQUIP (0.1%)
$ 2,335,000	Pitney Bowes, Inc.	08/15/14	4.875%	$ 2,494,149

	OIL & GAS (1.1%)
12,000,000	EnCana Corp.	10/15/13	4.750	12,621,012
12,945,000	Transocean, Inc.	03/15/13	5.250	13,244,974
				25,865,986
	OIL & GAS SERVICES (2.1%)
9,600,000	Cameron International Corp.2	06/02/14	1.459	9,619,718
39,440,000	Weatherford International, Ltd.	03/15/13	5.150	40,931,897
				50,551,615
	PHARMACEUTICALS (1.1%)
26,765,000	Teva Pharmaceutical Finance Co. BV2	11/08/13	1.344	26,960,706

	PIPELINES (1.9%)
27,540,000	ONEOK Partners LP	04/01/12	5.900	27,743,934
18,283,000	Williams Partners LP	02/15/15	3.800	19,330,963
				47,074,897
	REAL ESTATE (0.7%)
17,375,000	ProLogis LP	08/15/17	4.500	17,706,237

	REAL ESTATE INVESTMENT TRUSTS (1.6%)
23,247,000	American Tower Corp.	04/01/15	4.625	24,342,980
11,024,000	HCP, Inc.	02/01/14	2.700	11,137,646
4,120,000	Simon Property Group LP	01/30/17	2.800	4,273,417
				39,754,043
	RETAIL (0.1%)
2,257,442	CVS Pass-Through Trust1	01/10/13	6.117	2,316,700

	SOFTWARE (1.5%)
35,884,000	Intuit, Inc.	03/15/12	5.400	36,069,197

	TELECOMMUNICATIONS (2.7%)
15,000,000	AT&T, Inc.	01/15/13	4.950	15,630,615
12,790,000	British Telecommunications, Plc.	01/15/13	5.150	13,291,790
10,500,000	Deutsche Telekom International Finance BV	07/22/13	5.250	11,043,490
9,585,000	Deutsche Telekom International Finance BV	08/20/13	5.875	10,190,552
10,000,000	France Telecom SA	07/08/14	4.375	10,654,150
4,673,000	France Telecom SA	09/16/15	2.125	4,734,492
				65,545,089
	TRANSPORTATION (0.8%)
5,000,000	Burlington Northern Santa Fe LLC	07/01/13	4.300	5,222,015
14,190,000	Union Pacific Corp.	01/31/13	5.450	14,867,289
				20,089,304
	Total Corporate Bonds
	(Identified cost $1,152,009,272)			1,168,615,017

	MUNICIPAL BONDS (4.4%)
1,470,000	Minnesota State Tobacco Securitization Authority	03/01/15	3.093	1,498,283

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 19,000,000	New Jersey State Economic Development Authority	09/01/13	2.657%	$ 19,251,940
16,565,000	New Jersey State Turnpike Authority	01/01/16	4.252	17,284,087
4,400,000	New York, New York	12/01/13	1.910	4,470,708
10,200,000	New York, New York	10/01/14	2.230	10,503,042
4,000,000	New York, New York	12/01/14	2.670	4,155,040
17,300,000	Pennsylvania State Economic Development Financing Authority	07/01/41	2.625	17,742,534
11,300,000	State of California	07/01/13	5.250	12,063,767
20,020,000	State of Illinois	01/01/14	4.071	20,728,307
	Total Municipal Bonds
	(Identified cost $105,942,429)			107,697,708

	U.S. INFLATION LINKED DEBT (3.9%)
75,100,407	U.S. Treasury Inflation Indexed Bonds	07/15/13	1.875	79,037,321
13,465,138	U.S. Treasury Inflation Indexed Bonds	01/15/15	1.625	14,701,198
	Total U.S. Inflation Linked Debt
	(Identified cost $93,449,022)			93,738,519

	U.S. GOVERNMENT AGENCY OBLIGATIONS (0.1%)
563,521	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	04/01/36	2.544	597,932
130,326	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	12/01/36	2.240	137,241
158,403	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	01/01/37	4.852	166,132
355,941	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed2	02/01/37	4.828	374,001
190,228	Federal National Mortgage Association (FNMA)2	07/01/36	2.751	201,739
288,500	Federal National Mortgage Association (FNMA)2	09/01/36	2.443	305,800
381,112	Federal National Mortgage Association (FNMA)2	01/01/37	3.402	401,326
37,181	Government National Mortgage Association (GNMA)2	08/20/29	1.625	38,367
	Total U.S. Government Agency Obligations
	(Identified cost $2,112,149)			2,222,538

	CERTIFICATES OF DEPOSIT (5.0%)
47,500,000	Bank of Tokyo-Mitsubishi UFJ Ltd.	03/09/12	0.300	47,500,488
35,000,000	Rabobank Nederland NV	02/01/12	0.400	35,000,000
40,000,000	Svenska Handelsbanken	04/23/12	0.300	39,968,472
	Total Certificates of Deposit
	(Identified cost $122,500,488)			122,468,960

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL PAPER (4.8%)
$ 41,500,000	Deutsche Bank Financial LLC3	02/01/12	0.100%	$ 41,500,000
16,800,000	National Australia Funding Delaware, Inc.1,3	02/21/12	0.300	16,797,200
60,000,000	Societe Generale North America, Inc.3,4	02/01/12	0.160	60,000,000
	Total Commercial Paper
	(Identified cost $118,297,200)			118,297,200

	U.S. TREASURY BILLS (0.1%)
3,400,000	U.S. Treasury Bill3,5	03/08/12	0.057	3,399,864
	Total U.S. Treasury Bills
	(Identified cost $3,399,806)			3,399,864

TOTAL INVESTMENTS IN SECURITIES (Identified cost $2,394,774,550)6			99.3%	$ 2,423,764,782
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.7	16,742,585
NET ASSETS			100.0%	$ 2,440,507,367

_____________

1
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2012 was $661,504,494 or 27.1% of net assets.

2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2012 coupon or interest rate.
3	Coupon represents a yield to maturity.
4	Coupon represents a weighted average yield.
5	All or a portion of this security is held at the broker as collateral for open futures contracts.
6
The aggregate cost for federal income tax purposes is $2,394,774,550, the aggregate gross unrealized appreciation is $29,459,786 and the aggregate gross unrealized depreciation is $469,554, resulting in net unrealized appreciation of $28,990,232.

Abbreviations:
FHLMC	−	Federal Home Loan Mortgage Association.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.

A. FAIR VALUE MEASUREMENTS

BBH Broad Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value, including (such a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of January 31, 2012
Municipal Bonds	$ –	$ 107,697,708	$ –	$ 107,697,708
Asset Backed Securities	–	791,686,315	–	791,686,315
Certificates of Deposit	–	122,468,960	–	122,468,960
Collateralized Mortgage Backed Securities	–	15,638,661	–	15,638,661
Commercial Paper	–	118,297,200	–	118,297,200
Corporate Bonds	–	1,168,615,017	–	1,168,615,017
Inflation Protected Obligations	–	93,738,519	–	93,738,519
U.S. Government Agency Obligations	–	2,222,538	–	2,222,538
U.S. Treasury Bills	–	3,399,864	–	3,399,864
Total Investments, at value	$ –	$ 2,423,764,782	$ –	$ 2,423,764,782

Other Financial Instruments, at value
Futures Contracts	(2,472,560)	–	–	(2,472,560)
Other Financial Instruments, at value	$ (2,472,560)	$ –	$ –	$ (2,472,560)

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 as of January 31, 2012, based on the valuation input levels on October 31, 2011.

B. OPEN FUTURES COMMITMENTS

At January 31, 2012, the Fund had the following open futures commitments:

Description	Number of Contracts	Expiration Date	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	3,250	March 2012	$ 717,437,500	$ (809,344)
U.S. Treasury 5-Year Notes	1,450	March 2012	179,867,976	(1,663,216)
				$ (2,472,560)

Portfolio holdings are shown as of the date indicated.  Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
BBH TRUST

/s/ Radford W. Klotz
By (Signature and Title)*

Radford W. Klotz
President - Principal Executive Officer

Date:  March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Radford W. Klotz
Radford W. Klotz
President - Principal Executive Officer

Date:  March 28, 2012

By (Signature and Title)*

/s/ Charles H. Schreiber
Treasurer - Principal Financial Officer

Date:  March 28, 2012

* Print name and title of each signing officer under his or her signature.